[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410 o 539 o 0000



                                                     January 2, 2004


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Cash Reserve Trust
                  1933 Act File No. 2-62218
                  1940 Act File No. 811-2853

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced fund do not differ from that filed in Post-Effective Amendment No. 42 that was filed electronically on December 19, 2003.

                                                     Very truly yours,

                                                     /s/ Marc R. Duffy

                                                     Marc R. Duffy
                                                     Associate General Counsel

MRD:awb